Standpoint Multi-Asset Fund
Consolidated Schedule of Investments
January 31, 2022 - (Unaudited)
Exchange-Traded Funds — 47.82% Shares Fair Value
iShares Core MSCI EAFE ETF 103,200 $ 7,390,152
iShares Core S&P Total US Stock Market ETF 129,600 13,042,944
Schwab International Equity ETF 198,200 7,440,428
Schwab Short-Term Treasury ETF 4,000 201,920
Schwab U.S. Broad Market ETF 123,300 13,088,295
SPDR Portfolio Developed World EX-US ETF 211,100 7,384,278
SPDR Portfolio Total Stock Market ETF 241,500 13,354,950
Vanguard FTSE Developed Markets ETF 150,800 7,402,772
Vanguard Short-Term Treasury ETF 2,500 150,975
Vanguard Total Stock Market ETF 57,900 13,132,299
Total Exchange-Traded Funds
    (Cost $80,556,567) 82,589,013
Money Market Funds - 0.99%
Fidelity Investments Money Market Government Portfolio, Class I, 0.01%
(a)
1,707,165 1,707,165
Total Money Market Funds
    (Cost $1,707,165) 1,707,165
Total Investments — 48.81%
    (Cost $82,263,732) 84,296,178
Other Assets in Excess of Liabilities — 51.19%
(b)
88,409,909
Net Assets — 100.00% $ 172,706,087
(a) Rate disclosed is the seven day effective yield as of January 31, 2022.
(b) Includes cash held as margin for futures contracts.

Standpoint Multi-Asset Fund
Consolidated Schedule of Futures Contracts
January 31, 2022 - (Unaudited)
Contracts Expiration Date Notional Value
Value and
Unrealized
Appreciation
(Depreciation)
LONG CONTRACTS
Brent Crude Future
(a)
201 March 2022 $ 17,941,260 $ 457,220
Canada Canola Future
(a)
20 May 2022 315,303 4,310
Coffee 'C' Future
(a)
29 March 2022 2,556,713 47,119
Corn Future
(a)
108 March 2022 3,380,400 104,013
Cotton No.2 Future
(a)
28 March 2022 1,785,980 223,685
Crude Oil Future
(a)
170 February 2022 14,985,500 364,050
Euro STOXX 50 Future 52 March 2022 2,420,629 (71,772)
FTSE 100 Index Future 35 March 2022 3,482,018 2,255
ICE EUA Future
(a)
52 December 2022 5,214,022 156,021
Light Sweet Crude Oil Future
(a)
41 November 2022 3,210,300 147,780
LME Nickel
(a)
14 March 2022 1,897,392 198,861
London Robusta Coffee
(a)
13 March 2022 282,750 (18,830)
Low Sulphur Gas Oil Future
(a)
74 March 2022 5,792,350 173,425
Milling Wheat Future
(a)
17 December 2022 240,674 (2,039)
NY Harbor ULSD Future
(a)
39 March 2022 4,448,317 111,056
RBOB Gasoline Future
(a)
39 February 2022 4,184,107 156,471
S&P/Toronto Stock Exchange 60 Index
Future
11
March 2022 2,209,934 3,542
Soybean Future
(a)
22 March 2022 1,639,550 95,350
Soybean Meal Future
(a)
14 March 2022 586,460 13,490
$ 2,166,007
SHORT CONTRACTS
10 Year US Treasury Note Future (446) March 2022 $ (57,074,062) $ 56,079
5 Year US Treasury Note Future (440) April 2022 (52,449,374) 593,946
ASX SPI 200 Index Future (4) March 2022 (485,508) 1,239
Australian Dollar Future (44) March 2022 (3,112,780) 44,125
Canadian 10 Year Bond Future (78) March 2022 (8,535,354) (32,034)
CBOE Volatility Index (VIX) Future (12) February 2022 (298,228) (19,968)
CME Ultra Long Term US Treasury Bond
Future
(43)
March 2022 (8,124,313) 34,281
Euro Bund Future (44) March 2022 (8,360,494) 63,783
Euro FX Future (236) March 2022 (33,197,825) 218,919
Euro-BTP Italian Government Bond Future (41) March 2022 (6,720,315) (11,125)
Euro-OAT Future (67) March 2022 (12,120,977) 118,128
Hang Seng Index Future (7) February 2022 (1,071,147) 18,425
Japanese Yen Future (73) March 2022 (7,937,838) 53,835
Long Gilt Future (91) March 2022 (14,927,785) 185,624
MSCI EAFE Index Future (15) March 2022 (1,676,475) (17,565)
New Zealand Dollar Future (14) March 2022 (921,480) 25,850
SGX MSCI Singapore Index Future (6) February 2022 (147,692) 1,694
Ultra 10 Year US Treasury Note Future (49) March 2022 (6,998,578) 35,984
US Treasury Long Bond Future (43) March 2022 (6,691,875) 3,844
$ 1,375,064

Standpoint Multi-Asset Fund
Consolidated Schedule of Futures Contracts (continued)
January 31, 2022 - (Unaudited)
(a) Holding of the Standpoint Multi-Asset (Cayman) Fund, Ltd.